RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity

A summary of the activity related to restricted stock and RSUs for the year ended December 31, 2014 is presented below:

Restricted stock	Total shares	Grant date fair value
Restricted stock non-vested at January 1, 2014	—	$—
Restricted stock granted	346,875	10.40
Restricted stock vested	(178,125)	10.40
Restricted stock forfeited	—	—
Restricted stock non-vested at December 31, 2014	168,750	$10.40

Restricted stock units (RSU’s)	Total shares	Grant date fair value
Restricted stock non-vested at January 1, 2014	—	$—
Restricted stock granted	422,980	10.84
Restricted stock vested	(223,396)	11.19
Restricted stock forfeited	—	—
Restricted stock non-vested at December 31, 2014	199,584	$10.70

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs

A summary of the expense related to restricted stock and RSUs for the year ended December 31, 2014 is presented below:

Summary of the expense related to Restricted Stock and RSUs	Year ended December 31, 2014
Restricted Stock	$663,262
RSU’s	3,752,537
$4,415,799